Note 10 - Debt (Details) - Long-term Debt Maturities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Long-term Debt Maturities [Abstract]
2015	$ 19,375
2016	38,750
2017	38,750
2018	38,750
2019	639,375
$ 775,000